Loans and Allowance for Credit Losses - Loan Modifications by Delinquency Status (Details) $ in Millions	Dec. 31, 2023 USD ($)
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	$ 3,019
Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	2,548
30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	124
30-89 Days Past Due | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	372
90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	347
90 Days or More Past Due | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	175
Commercial | Commercial
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	365
Commercial | Commercial | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	255
Commercial | Commercial | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	12
Commercial | Commercial | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	98
Commercial | Commercial real estate
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	717
Commercial | Commercial real estate | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	524
Commercial | Commercial real estate | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	0
Commercial | Commercial real estate | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	193
Consumer | Residential mortgages
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	1,425
Consumer | Residential mortgages | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	1,385
Consumer | Residential mortgages | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	24
Consumer | Residential mortgages | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	16
Consumer | Credit card
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	350
Consumer | Credit card | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	251
Consumer | Credit card | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	67
Consumer | Credit card | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	32
Consumer | Other retail
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	162
Consumer | Other retail | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	133
Consumer | Other retail | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	21
Consumer | Other retail | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	$ 8